Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Utility Inventory

(in millions)	2020	2019
Materials and supplies	$297	$294
Gas and fuel in storage	101	69
Coal inventory	24	31
	$422	$394